Collaboration Agreement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Collaboration Agreement [Line Items]
Research and development expenses	$ 0.2	$ 0.4